PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Schedule of Sensitivity Analysis and Actuarial Assumptions

	At December 31,
	2023			2022
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.75%	—	1.40%	1.75%	—	2.05%
U.S.
Hourly pension	3.00%	—	4.85% - 4.90%	3.00%	—	5.00% - 5.05%
Salaried pension	—	—	4.85%	—	—	5.05%
OPEB (A)	4.00%	—	4.85% - 4.90%	4.00%	—	5.00% - 5.05%
Other benefits	3.80%	—	4.75% - 4.85%	3.80%	—	4.95% - 5.00%
France	2.10%	2.00%		2.20%	2.00%
Retirements	—	—	3.30%	—	—	3.80%
Other benefits	—	—	3.25%	—	—	3.80%
Germany	2.50%	2.00%	3.30%	2.50%	2.00%	3.75%
(A)The other main financial assumptions used for the OPEB healthcare plans, which are predominantly in the U.S. were:
•Medical trend rate for pre-65 salaried healthcare plans: 7.90% starting in 2024 decreasing gradually to 4.50% in 2032 and stable onwards,
•Claims costs based on Company experience.

Schedule of Amounts Recognized in the Consolidated Statement of Financial Position

	At December 31,
	2023			2022
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	653	—	653	614	—	614
Fair value of plan assets	(488)	—	(488)	(461)	—	(461)
Deficit of funded plans	165	—	165	153	—	153
Present value of unfunded obligation	103	143	246	96	154	250
Net liability / (asset) arising from defined benefit obligation	268	143	411	249	154	403

Schedule of Movement in Net Defined Benefit Obligations

	Year ended December 31, 2023
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2023	710	154	864	(461)	403
Included in the Consolidated Income Statement
Current service cost	14	5	19	—	19
Interest cost / (income)	25	7	32	(16)	16
Past service cost	(4)	—	(4)	4	—
Immediate recognition of losses arising over the year	—	1	1	—	1
Administration expenses	—	—	—	3	3
Included in the Statement of Comprehensive Income
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(21)	(21)
—changes in financial assumptions	31	2	33	—	33
—changes in demographic assumptions	—	—	—	—	—
—experience losses	8	(5)	3	—	3
Effects of changes in foreign exchange rates	8	(5)	3	(7)	(4)
Included in the Consolidated Statement of Cash Flows
Benefits paid	(38)	(16)	(54)	35	(19)
Contributions by the Group	—	—	—	(20)	(20)
Contributions by the plan participants	4	1	5	(5)	—
Disposed of through business combination	(2)	(1)	(3)	—	(3)
At December 31, 2023	756	143	899	(488)	411

	Year ended December 31, 2022
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2022	894	249	1,143	(544)	599
Included in the Consolidated Income Statement
Current service cost	20	8	28	—	28
Interest cost / (income)	13	7	20	(9)	11
Past service cost	2	(49)	(47)	—	(47)
Immediate recognition of gains arising over the year	—	(5)	(5)	—	(5)
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	107	107
—changes in financial assumptions	(211)	(43)	(254)	—	(254)
—changes in demographic assumptions	—	(1)	(1)	—	(1)
—experience losses	(3)	(9)	(12)	—	(12)
Effects of changes in foreign exchange rates	34	16	50	(30)	20
Included in the Consolidated Statement of Cash Flows
Benefits paid	(42)	(21)	(63)	57	(6)
Contributions by the Group	—	—	—	(38)	(38)
Contributions by the plan participants	4	2	6	(6)	—
Reclassification as liabilities of disposal group classified as held for sale	(1)	—	(1)	—	(1)
At December 31, 2022	710	154	864	(461)	403

Schedule of Net Defined Benefit Obligations by Country

	At December 31,
	2023			2022
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	127	(6)	121	117	(6)	111
Germany	103	(1)	102	100	(1)	99
Switzerland	290	(265)	25	249	(236)	13
United States	379	(216)	163	398	(218)	180
Total	899	(488)	411	864	(461)	403

Schedule of Plan Asset Categories

	At December 31,
	2023			2022
(in millions of Euros)	Quoted in an active market	Not quoted in an active market	Total	Quoted in an active market	Not quoted in an active market	Total
Cash & cash equivalents	5	—	5	4	—	4
Equities	92	44	136	87	36	123
Bonds	209	29	238	146	80	226
Property	15	62	77	14	60	74
Other	—	32	32	—	34	34
Total fair value of plan assets	321	167	488	251	210	461

Schedule of Benefit Payments Expected to be Paid Either by Pension Funds or Directly to Beneficiaries
Future benefit payments expected to be paid either by pension funds or directly by the Company to beneficiaries are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2024	57
2025	56
2026	55
2027	56
2028	60
2029 to 2033	300

Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Schedule of Sensitivity Analysis and Actuarial Assumptions	At December 31, 2023, impacts of the change on the defined benefit obligation of a 50 basis points increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

(in millions of Euros)	50 bp increase in discount rates	50 bp decrease in discount rates
France	(6)	7
Germany	(5)	5
Switzerland	(17)	22
United States	(19)	21
Total sensitivity on Defined Benefit Obligations	(47)	55